Right of Use Assets (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Right Of Use Assets [Abstract]
Total balance	$ 1,245,690	$ 1,284,319
Number of industrial land use rights	2	2
Total cost of land use rights	$ 1,434,587	$ 1,448,783
Accumulated amortization cost	$ 188,897	$ 164,464